B6 Customer contract related balances	12 Months Ended
Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
B6 Customer contract related balances

B6	Customer contract related balances

Trade receivables, customer ﬁnance, contract assets and contract liabilities
	2019	2018
Customer ﬁnance credits	3,756	2,884
Trade receivables	43,069	51,172
Contract assets	12,171	13,178
Contract liabilities	29,041	29,348

Total trade receivables include SEK 127 (140) million balance relating to associated companies and joint ventures.

Of the total Customer finance credits balance, SEK 1,494 (1,704) million is current.

Revenue recognized in the period
	2019	2018
Revenue recognized in the year relating to the opening contract liability balance	23,461	22,447
Revenue recognized relating to performance obligations satisﬁed in prior reporting periods	31	(1,148)

Revenue recognized in 2019 and 2018 relating to performance obligations satisfied or partially satisfied in prior reporting periods is a net adjustment that relates to contract modifications, retrospective price adjustments, settlement and adjustments to variable consideration based on actual measurements concluded in the year.

Note B6, cont’d.

Transaction price allocated to the remaining performance obligations
	2019	2018
Aggregate amount of transaction price allocated to unsatisﬁed or partially unsatisﬁed performance obligations	101,474	104,519

The company expects to recognize approximately 80% of the transaction price allocated to the remaining performance obligations as revenue in 2020 and the remaining 20% as revenue in 2021. This is the same estimated percentage distribution as in prior reporting period.

For information about credit risk and impairment of customer contract related balances, see note F1, “Financial risk management.”